Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0002007587
Registrant Name	American Integrity Insurance Group, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES